Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Items Included in Revenues
A detail of related party items included in revenues for the years ended December 31, 2014, 2013 and 2012 is as follows (in millions):

	Years ended December 31,
	2014	2013	2012
Banco Bradesco Brazilian Venture revenue	$277.4	$296.2	$287.6
FNF data processing services revenue (1)	—	—	30.2
Ceridian data processing and services revenue (1)	—	—	74.0
Total related party revenues	$277.4	$296.2	$391.8

(1) Through September 30, 2012.